BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 6.2%
AT&T Inc.	419,800	$12,690,554
Verizon Communications Inc.	255,000	14,058,150

Total Diversified Telecommunication Services		26,748,704

Entertainment - 0.5%
Electronic Arts Inc.	18,100	2,390,105	*

Media - 2.9%
Comcast Corp., Class A Shares	278,900	10,871,522
Discovery Inc., Class A Shares	10,200	215,220	*
Fox Corp., Class A Shares	19,600	525,672
Interpublic Group of Cos. Inc.	20,000	343,200
Omnicom Group Inc.	13,400	731,640

Total Media		12,687,254

TOTAL COMMUNICATION SERVICES		41,826,063

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
BorgWarner Inc.	12,600	444,780
Gentex Corp.	14,500	373,665
Lear Corp.	3,400	370,668

Total Auto Components		1,189,113

Automobiles - 0.4%
General Motors Co.	74,500	1,884,850

Distributors - 0.3%
Genuine Parts Co.	8,900	773,944
LKQ Corp.	18,900	495,180	*

Total Distributors		1,269,124

Hotels, Restaurants & Leisure - 0.0%††
Hyatt Hotels Corp., Class A Shares	2,200	110,638

Household Durables - 0.9%
DR Horton Inc.	22,800	1,264,260
Lennar Corp., Class A Shares	17,200	1,059,864
Mohawk Industries Inc.	3,800	386,688	*
PulteGroup Inc.	15,800	537,674
Whirlpool Corp.	4,000	518,120

Total Household Durables		3,766,606

Internet & Direct Marketing Retail - 0.6%
eBay Inc.	50,000	2,622,500

Leisure Products - 0.1%
Brunswick Corp.	4,500	288,045

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Specialty Retail - 0.9%
Advance Auto Parts Inc.	4,000	$569,800
AutoZone Inc.	1,500	1,692,180	*
Best Buy Co. Inc.	16,000	1,396,320
Williams-Sonoma Inc.	4,700	385,447

Total Specialty Retail		4,043,747

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	3,000	217,560
Skechers U.S.A. Inc., Class A Shares	8,100	254,178	*

Total Textiles, Apparel & Luxury Goods		471,738

TOTAL CONSUMER DISCRETIONARY		15,646,361

CONSUMER STAPLES - 4.3%
Beverages - 0.1%
Molson Coors Beverage Co., Class B Shares	11,500	395,140

Food & Staples Retailing - 0.8%
Sysco Corp.	20,500	1,120,530
Walgreens Boots Alliance Inc.	54,700	2,318,733

Total Food & Staples Retailing		3,439,263

Food Products - 1.9%
Archer-Daniels-Midland Co.	34,300	1,368,570
Conagra Brands Inc.	30,000	1,055,100
Ingredion Inc.	4,500	373,500
JM Smucker Co.	6,600	698,346
Kellogg Co.	20,900	1,380,654
Kraft Heinz Co.	71,500	2,280,135
Tyson Foods Inc., Class A Shares	18,100	1,080,751

Total Food Products		8,237,056

Tobacco - 1.5%
Philip Morris International Inc.	96,000	6,725,760

TOTAL CONSUMER STAPLES		18,797,219

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	23,400	402,012
Chevron Corp.	115,000	10,261,450
Concho Resources Inc.	11,200	576,800
ConocoPhillips	67,700	2,844,754
Kinder Morgan Inc.	132,400	2,008,508
Phillips 66	27,500	1,977,250
Pioneer Natural Resources Co.	8,900	869,530
Valero Energy Corp.	23,300	1,370,506

TOTAL ENERGY		20,310,810

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 25.1%
Banks - 11.8%
Bank of America Corp.	550,300	$13,069,625
Citigroup Inc.	135,000	6,898,500
Citizens Financial Group Inc.	26,800	676,432
Commerce Bancshares Inc.	6,800	404,396
Cullen/Frost Bankers Inc.	3,700	276,427
East-West Bancorp Inc.	8,200	297,168
Fifth Third Bancorp	40,700	784,696
Huntington Bancshares Inc.	62,800	567,398
JPMorgan Chase & Co.	193,500	18,200,610
KeyCorp	60,500	736,890
M&T Bank Corp.	8,100	842,157
PNC Financial Services Group Inc.	27,000	2,840,670
Regions Financial Corp.	59,400	660,528
Signature Bank	3,200	342,144
SVB Financial Group	3,200	689,696	*
US Bancorp	96,200	3,542,084
Zions Bancorp NA	10,400	353,600

Total Banks		51,183,021

Capital Markets - 6.0%
Ameriprise Financial Inc.	8,700	1,305,348
Bank of New York Mellon Corp.	56,600	2,187,590
BlackRock Inc.	9,800	5,332,082
Charles Schwab Corp.	65,400	2,206,596
Eaton Vance Corp.	7,300	281,780
Goldman Sachs Group Inc.	21,900	4,327,878
LPL Financial Holdings Inc.	4,900	384,160
Morgan Stanley	99,800	4,820,340
Northern Trust Corp.	13,000	1,031,420
Raymond James Financial Inc.	8,500	585,055
SEI Investments Co.	8,900	489,322
State Street Corp.	22,400	1,423,520
T. Rowe Price Group Inc.	14,500	1,790,750

Total Capital Markets		26,165,841

Consumer Finance - 1.6%
American Express Co.	50,700	4,826,640
Capital One Financial Corp.	28,700	1,796,333
Credit Acceptance Corp.	1,200	502,812	*

Total Consumer Finance		7,125,785

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.3%
Equitable Holdings Inc.	28,700	$553,623
Jefferies Financial Group Inc.	18,700	290,785
Voya Financial Inc.	9,800	457,170

Total Diversified Financial Services		1,301,578

Insurance - 5.3%
Aflac Inc.	45,300	1,632,159
Allstate Corp.	20,000	1,939,800
Arch Capital Group Ltd.	24,900	713,385	*
Assurant Inc.	4,000	413,160
Chubb Ltd.	28,100	3,558,022
Everest Re Group Ltd.	2,300	474,260
First American Financial Corp.	6,400	307,328
Globe Life Inc.	14,500	1,076,335
Hanover Insurance Group Inc.	2,200	222,926
Loews Corp.	18,300	627,507
Markel Corp.	900	830,853	*
MetLife Inc.	56,600	2,067,032
Old Republic International Corp.	14,300	233,233
Primerica Inc.	2,300	268,180
Progressive Corp.	34,100	2,731,751
Prudential Financial Inc.	24,700	1,504,230
Travelers Cos. Inc.	32,600	3,718,030
WR Berkley Corp.	9,800	561,442

Total Insurance		22,879,633

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	30,800	314,160

TOTAL FINANCIALS		108,970,018

HEALTH CARE - 15.3%
Biotechnology - 4.4%
Alexion Pharmaceuticals Inc.	13,000	1,459,120	*
Amgen Inc.	36,800	8,679,648
Biogen Inc.	11,300	3,023,315	*
Gilead Sciences Inc.	78,100	6,009,014

Total Biotechnology		19,171,097

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	12,600	1,269,702
Anthem Inc.	15,500	4,076,190
Cardinal Health Inc.	18,100	944,639
Cigna Corp.	21,100	3,959,415
DaVita Inc.	8,500	672,690	*

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
HCA Healthcare Inc.	20,900	$2,028,554
Henry Schein Inc.	9,200	537,188	*
Laboratory Corp. of America Holdings	6,000	996,660	*
McKesson Corp.	11,300	1,733,646
Molina Healthcare Inc.	3,400	605,132	*
Quest Diagnostics Inc.	8,500	968,660

Total Health Care Providers & Services		17,792,476

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories Inc., Class A Shares	1,500	677,235	*

Pharmaceuticals - 6.6%
Jazz Pharmaceuticals PLC	3,700	408,258	*
Johnson & Johnson	38,200	5,372,066
Merck & Co. Inc.	157,100	12,148,543
Perrigo Co. PLC	8,500	469,795
Pfizer Inc.	317,700	10,388,790

Total Pharmaceuticals		28,787,452

TOTAL HEALTH CARE		66,428,260

INDUSTRIALS - 14.5%
Aerospace & Defense - 3.0%
Curtiss-Wright Corp.	2,700	241,056
General Dynamics Corp.	17,900	2,675,334
Huntington Ingalls Industries Inc.	2,600	453,674
Lockheed Martin Corp.	17,500	6,386,100
Northrop Grumman Corp.	10,400	3,197,376

Total Aerospace & Defense		12,953,540

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	43,200	4,802,976
XPO Logistics Inc.	5,300	409,425	*

Total Air Freight & Logistics		5,212,401

Building Products - 0.8%
Fortune Brands Home & Security Inc.	8,500	543,405
Johnson Controls International PLC	44,700	1,526,058
Masco Corp.	17,500	878,675
Owens Corning	6,600	368,016

Total Building Products		3,316,154

Construction & Engineering - 0.1%
Quanta Services Inc.	9,400	368,762

Electrical Equipment - 1.2%
Eaton Corp. PLC	25,500	2,230,740
Emerson Electric Co.	36,000	2,233,080

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Electrical Equipment - (continued)
Hubbell Inc.	3,400	$426,224
Sensata Technologies Holding PLC	9,800	364,854	*

Total Electrical Equipment		5,254,898

Industrial Conglomerates - 2.6%
3M Co.	32,900	5,132,071
Carlisle Cos. Inc.	3,200	382,944
Honeywell International Inc.	40,100	5,798,059

Total Industrial Conglomerates		11,313,074

Machinery - 3.5%
AGCO Corp.	4,300	238,478
Allison Transmission Holdings Inc.	7,800	286,884
Caterpillar Inc.	34,100	4,313,650
Cummins Inc.	9,600	1,663,296
Deere & Co.	19,400	3,048,710
Dover Corp.	8,500	820,760
ITT Inc.	4,900	287,826
Lincoln Electric Holdings Inc.	3,600	303,264
Oshkosh Corp.	4,500	322,290
PACCAR Inc.	21,500	1,609,275
Parker-Hannifin Corp.	8,100	1,484,487
Pentair PLC	9,800	372,302
Snap-on Inc.	3,400	470,934

Total Machinery		15,222,156

Professional Services - 0.1%
ManpowerGroup Inc.	3,600	247,500
Robert Half International Inc.	6,600	348,678

Total Professional Services		596,178

Road & Rail - 1.5%
AMERCO	1,300	392,847
CSX Corp.	47,900	3,340,546
Knight-Swift Transportation Holdings Inc.	10,600	442,126
Norfolk Southern Corp.	14,700	2,580,879

Total Road & Rail		6,756,398

Trading Companies & Distributors - 0.5%
HD Supply Holdings Inc.	9,700	336,105	*
United Rentals Inc.	4,500	670,680	*
W.W. Grainger Inc.	3,400	1,068,144

Total Trading Companies & Distributors		2,074,929

TOTAL INDUSTRIALS		63,068,490

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.8%
Cisco Systems Inc.	248,200	$11,576,048
Juniper Networks Inc.	20,400	466,344

Total Communications Equipment		12,042,392

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc.	4,900	336,581	*
Corning Inc.	43,500	1,126,650
Jabil Inc.	9,400	301,552

Total Electronic Equipment, Instruments & Components		1,764,783

IT Services - 2.1%
Cognizant Technology Solutions Corp., Class A Shares	31,700	1,801,194
International Business Machines Corp.	54,700	6,606,119
Western Union Co.	24,500	529,690

Total IT Services		8,937,003

Semiconductors & Semiconductor Equipment - 7.8%
Applied Materials Inc.	49,000	2,962,050
Broadcom Inc.	24,500	7,732,445
Intel Corp.	267,200	15,986,576
Lam Research Corp.	7,500	2,425,950
Micron Technology Inc.	67,500	3,477,600	*
ON Semiconductor Corp.	25,500	505,410	*
Qorvo Inc.	6,600	729,498	*

Total Semiconductors & Semiconductor Equipment		33,819,529

Software - 2.5%
CDK Global Inc.	7,200	298,224
Oracle Corp.	195,400	10,799,758

Total Software		11,097,982

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	79,600	774,508
HP Inc.	83,700	1,458,891
NetApp Inc.	13,000	576,810

Total Technology Hardware, Storage & Peripherals		2,810,209

TOTAL INFORMATION TECHNOLOGY		70,471,898

MATERIALS - 2.6%
Chemicals - 1.3%
Albemarle Corp.	6,400	494,144
Celanese Corp.	7,500	647,550
Eastman Chemical Co.	8,500	591,940
FMC Corp.	8,100	806,922
Huntsman Corp.	12,700	228,219

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Chemicals - (continued)
LyondellBasell Industries NV, Class A Shares	24,100	$1,583,852
PPG Industries Inc.	13,800	1,463,628

Total Chemicals		5,816,255

Containers & Packaging - 0.7%
Avery Dennison Corp.	4,800	547,632
Crown Holdings Inc.	8,500	553,605	*
International Paper Co.	24,300	855,603
Packaging Corp. of America	5,700	568,860
Sealed Air Corp.	9,200	302,220
Sonoco Products Co.	4,700	245,763

Total Containers & Packaging		3,073,683

Metals & Mining - 0.6%
Freeport-McMoRan Inc.	84,900	982,293
Nucor Corp.	18,700	774,367
Reliance Steel & Aluminum Co.	4,000	379,720
Steel Dynamics Inc.	13,000	339,170

Total Metals & Mining		2,475,550

TOTAL MATERIALS		11,365,488

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
CBRE Group Inc., Class A Shares	20,600	931,532	*

UTILITIES - 2.0%
Electric Utilities - 1.2%
American Electric Power Co. Inc.	36,200	2,882,968
Evergy Inc.	13,800	818,202
NRG Energy Inc.	15,500	504,680
OGE Energy Corp.	11,700	355,212
Pinnacle West Capital Corp.	10,600	776,874

Total Electric Utilities		5,337,936

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	38,000	550,620
Vistra Energy Corp.	29,600	551,152

Total Independent Power and Renewable Electricity Producers		1,101,772

Multi-Utilities - 0.5%
Public Service Enterprise Group Inc.	47,900	2,354,764

TOTAL UTILITIES		8,794,472

TOTAL COMMON STOCKS (Cost - $378,449,403)		426,610,611

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 1.4%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $5,218,508)		52,006	$5,856,916

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $383,667,911)			432,467,527

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $2,129,295)	0.062%	2,129,295	2,129,295

TOTAL INVESTMENTS - 100.0% (Cost - $385,797,206)			434,596,822
Other Assets in Excess of Liabilities - 0.0%††			130,941

TOTAL NET ASSETS - 100.0%			$434,727,763

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$426,610,611	—	—	$426,610,611
Investments in Underlying Funds	5,856,916	—	—	5,856,916

Total Long-Term Investments	432,467,527	—	—	432,467,527

Short-Term Investments†	2,129,295	—	—	2,129,295

Total Investments	$434,596,822	—	—	$434,596,822

†	See Schedule of Investments for additional detailed categorizations.

12